ACQUISITIONS (Narrative) (Details) - USD ($) $ in Thousands	Jan. 14, 2020	Jun. 30, 2020
Business Acquisition [Line Items]
Acquisition related costs		$ 464
Content IQ LLC [Member]
Business Acquisition [Line Items]
Total consideration	$ 73,050
Cash paid	15,000
Amount paid as retention incentive	11,000
Earn-outs amount	$ 47,050
Earn out period	2 years